UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock
Strategic Income Fund

Annual Report
5.31.08

Discussion of Fund performance
By MFC Global Investment Management (U.S.), LLC

Global credit markets languished during the past year, amid growing uncertainty about the health of the world’s financial markets, the direction of the economy, the rate of inflation and the potential actions of global central banks. For the 12 months ended May 31, 2008, John Hancock Strategic Income Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of 3.93%, 3.21%, 3.21%, 4.33% and 3.46%, respectively, at net asset value. Those returns compared with the 1.97% return of the average multi-sector bond fund, according to Morningstar, Inc. and the 6.89% return of the broad Lehman Brothers U.S. Aggregate Index.

“Global credit markets languished
during the past year, amid growing
uncertainty about the health of the
world’s financial markets...”

Performance was helped on an absolute basis by holdings in U.S. Treasury securities, one of the best-performing sectors of the global bond market. That said, our underweight relative to the Lehman Brothers benchmark cost us on a relative basis. Our holdings in foreign-government bonds aided both our absolute and relative returns. Leading the way were investments in bonds issued in Canada, where a rising local currency translated into strong returns for U.S. investors holding the bonds in Canadian dollars. We also enjoyed good performance from our holdings in Australian and New Zealand bonds. We also were able to add value with our euro bonds hedged with British pounds and Australian bonds hedged with Canadian dollars. Our stake in high-yield bonds was the primary detractor from the Fund’s absolute and relative returns because they performed relatively poorly. Against that backdrop, we were helped by our decision to avoid securities issued by auto and financial companies and by our limited exposure to airlines — three sectors that performed poorly. In addition, XM Satellite Radio, helped by its pending merger with Sirius, and Mexican telecommunications company Axtel SAB de CV, benefiting from cellular usage in that country, held up reasonably well. One of our worst performers, Pope & Talbot, Inc., was hurt by the strong appreciation of the Canadian dollar and the marked slowdown in the U.S. housing market.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Strategic Income Fund | Annual report

A look at performance

For the period ended May 31, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)				SEC 30-
										day yield
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	5-31-08

A	8-18-86	–0.73%	4.43%	5.13%	—	–0.73%	24.17%	64.98%	—	6.89%

B	10-4-93	–1.63	4.35	5.03	—	–1.63	23.75	63.42	—	6.50

C	5-1-98	2.24	4.65	4.88	—	2.24	25.51	61.09	—	6.50

I1	9-4-01	4.33	5.74	—	7.36%	4.33	32.19	—	61.33%	7.60

R1[1]	8-5-03	3.46	—	—	5.76	3.46	—	—	31.00	6.73

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —0.87%, Class B — 1.54%, Class C — 1.57%, Class I — 0.49%, Class R1 — 1.26%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Annual report | Strategic Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Strategic Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers U.S. Aggregate Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-98	$16,342	$16,342	$17,544

C2	5-31-98	16,109	16,109	17,544

I3	9-4-01	16,133	16,133	14,117

R1[3]	8-5-03	13,100	13,100	12,513

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of May 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers U.S. Aggregate Index — is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

8	Strategic Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2007, with the same investment held until May 31, 2008.

	Account value	Ending value	Expenses paid during
	on 12-1-07	on 5-31-08	period ended 5-31-08[1]

Class A	$1,000.00	$1,018.10	$4.54

Class B	1,000.00	1,014.60	8.06

Class C	1,000.00	1,014.60	8.06

Class I	1,000.00	1,020.10	2.58

Class R1	1,000.00	1,015.70	6.90

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Strategic Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2007, with the same investment held until May 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-07	on 5-31-08	period ended 5-31-08[1]

Class A	$1,000.00	$1,020.50	$4.55

Class B	1,000.00	1,017.00	8.07

Class C	1,000.00	1,017.00	8.07

Class I	1,000.00	1,022.50	2.58

Class R1	1,000.00	1,018.13	6.91

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.90%, 1.60%, 1.60%, 0.51% and 1.37% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	Strategic Income Fund | Annual report

Portfolio summary

Top 10 holdings[1]

New South Wales Treasury Corp.	5.4%

Bonos Y Oblig Del Estado	3.4%

Federal Home Loan Mortgage Corp.,
5.500%, 10-15-34	2.1%

Province of Quebec	2.0%

FNMA, 5.500%, 09-01-37	1.5%

Government of France	1.5%

FNMA, 5.000%, 12-01-22	1.4%

FNMA, 5.500%, 07-25-35	1.4%

FNMA, 6.000%, 01-01-37	1.3%

General Electric Capital Corp.	1.3%

Sector distribution[1]

Government — foreign	22%

Financials	18%

Consumer discretionary	16%

Government — U.S. agency	14%

Mortgage bonds	5%

Materials	4%

Telecommunication services	4%

Industrials	4%

Government — U.S.	4%

Energy	2%

Consumer staples	2%

Other	5%

Quality distribution[1]

AAA	47%

AA	3%

A	4%

BBB	4%

BB	11%

B	18%

CCC	8%

D	1%

NR (not rated)	1%

Short-term investments & other	3%

Country diversification[1]

United States	64%

Canada	8%

Austria	5%

Spain	5%

Supranational	3%

New Zealand	3%

Mexico	2%

Germany	2%

Brazil	2%

Others	6%

1 As a percentage of net assets on May 31, 2008.

Annual report | Strategic Income Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-08

This schedule is divided into eight main categories: bonds, common stocks, preferred stocks, tranche loans, U.S. government and agency securities, warrants, purchased options and short-term investments. Bonds, common stocks, preferred stocks, tranche loans, U.S. government and agencies securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 77.55%					$900,583,801

(Cost $884,566,010)

Agricultural Products 0.99%					11,442,031

Cosan SA Industria e Comercio,
Perpetual Bond (L)(S)	8.250%	02-15-49	BB	$5,750	5,548,750

Viterra, Inc.,
Sr Note (Canada) (D)	8.000	04-08-13	BB	5,800	5,893,281

Airlines 0.67%					7,781,334

Delta Airlines, Inc.,
Collateralized Bond (S)	6.821	08-10-22	A–	4,529	4,075,709

Northwest Airlines, Inc.,
Gtd Collateralized Note
Ser 07-1 (L)	7.027	11-01-19	A–	4,235	3,705,625

Aluminum 0.36%					4,123,350

CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	4,165	4,123,350

Apparel Retail 0.40%					4,640,700

Hanesbrands, Inc.,
Gtd Sr Note Ser B (L)(P)	8.204	12-15-14	B	4,990	4,640,700

Auto Parts & Equipment 0.60%					6,994,450

Allison Transmission, Inc.,
Note (L)(S)	11.000	11-01-15	B–	5,000	4,712,500

Tenneco, Inc.,
Gtd Sr Sub Note (L)	8.625	11-15-14	B	2,305	2,281,950

Automobile Manufacturers 1.37%					15,923,521

DaimlerChrysler NA
Holdings Corp.,
Gtd Sr Note Ser EMTN
(European Union) (D)	4.375	03-21-13	BBB	8,755	13,065,787

Volkswagon Finance Service AG
Note (European Union) (D)	5.375	01-25-12	A–	1,840	2,857,734

See notes to financial statements

12	Strategic Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Broadcasting & Cable TV 4.65%					$54,004,623

Allbritton Communications Co.,
Sr Sub Note	7.750%	12-15-12	B+	$8,993	9,015,483

Charter Communications
Holdings II,
Sr Note	10.250	09-15-10	CCC	5,000	4,975,000

CSC Holdings, Inc.,
Sr Note	8.500	06-15-15	BB	3,680	3,680,000

Shaw Communications, Inc.,
Sr Note (Canada) (D)	6.100	11-16-12	BB+	9,000	9,141,667
Sr Note (Canada) (D)	5.700	03-02-17	BB+	2,325	2,200,958

Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03-15-12	BB–	3,397	3,464,940

Sirius Satellite Radio, Inc.,
Sr Note	9.625	08-01-13	CCC	6,950	5,959,625

XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	8,000	7,800,000
Gtd Sr Note (L)(P)	7.373	05-01-13	CCC	4,500	4,443,750

Young Broadcasting, Inc.,
Gtd Sr Sub Note (L)	10.000	03-01-11	CCC–	4,960	3,323,200

Casinos & Gaming 7.72%					89,630,497

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB–	2,540	2,235,200

Fontainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC+	3,455	2,513,513
Sr Note (B)(G)	12.500	06-01-22	CCC+	3,285	2,791,970

Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)	7.250	02-15-15	BB	1,250	1,212,500

Greektown Holdings, LLC,
Sr Note (H)(S)	10.750	12-01-13	D	8,805	6,075,450

Indianapolis Downs LLC
Sr Sec Note (S)	11.000	11-01-12	B	5,405	4,972,600

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note (L)	7.000	03-01-14	B–	2,550	1,944,375

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B	10,070	7,904,950

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	5,000	4,675,000

Majestic Star Casino LLC,
Gtd Sr Sec Note	9.500	10-15-10	B–	3,800	3,277,500

Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	B+	3,850	3,955,875

Mashantucket Western
Pequot Tribe,
Bond Ser A (L)(S)	8.500	11-15-15	BB+	4,195	3,880,375

MGM Mirage, Inc.,
Gtd Sr Note	7.625	01-15-17	BB	5,140	4,523,200

See notes to financial statements

Annual report | Strategic Income Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Casinos & Gaming (continued)

Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note (L)	8.000%	04-01-12	B	$4,450	$4,138,500
Sr Sub Note (L)	7.125	08-15-14	B	3,330	2,905,425
Sr Sub Note	6.375	07-15-09	B	5,080	5,080,000

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	BB–	8,165	8,226,238

Pinnacle Entertainment, Inc.,
Sr Sub Note (S)	7.500	06-15-15	B+	1,800	1,485,000

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	2,329	2,521,143

Turning Stone Casino Resort
Enterprise,
Sr Note (S)	9.125	12-15-10	B+	1,275	1,268,625
Sr Note (S)	9.125	09-15-14	B+	9,620	9,499,750

Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-14	BB–	4,702	4,543,308

Coal & Consumable Fuels 0.62%					7,203,600

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB–	7,830	7,203,600

Commodity Chemicals 0.30%					3,472,000

Braskem SA,
Note (S)	11.750	01-22-14	BB+	2,800	3,472,000

Construction & Farm Machinery & Heavy Trucks 0.69%					8,064,600

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB	4,600	4,439,000

Odebrecht Finance Ltd.,
Gtd Sr Note	7.500	10-18-17	BB	3,520	3,625,600

Consumer Electronics 0.16%					1,852,888

Yankee Acquisition Corp.,
Note	8.500	02-15-15	B–	2,270	1,852,888

Consumer Finance 0.40%					4,669,867

Ford Motor Credit Co., LLC,
Sr Note	9.750	09-15-10	B	4,800	4,669,867

Diversified Banks 1.83%					21,253,604

Banco Macro SA,
Note	8.500	02-01-17	B2	4,850	3,928,500

European Investment Bank,
Sr Note (New Zealand) (D)	6.750	11-17-08	AAA	9,920	7,708,808
Sr Note (United Kingdom) (D)	4.375	03-06-09	AAA	2,955	5,815,804

Landwirtschaftliche Rentenbank,
Note (New Zealand) (D)	6.500	09-17-09	AAA	4,960	3,800,492

See notes to financial statements

14	Strategic Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities 1.11%					$12,883,100

Appalachian Power Co.,
Sr Note	5.000%	06-01-17	BBB	$2,305	2,080,050

Cia de Transporte de Energia
Electrica en Alta,
Tension Transener SA, Sr Note
(L)(S)	8.875	12-15-16	B	4,685	3,654,300

Texas Competitive Electric
Holdings Co. LLC,
Gtd Sr Note (S)	10.250	11-01-15	CCC	7,000	7,148,750

Electrical Components & Equipment 0.20%					2,274,920

Dominion Resources, Inc.,
Sr Note	5.600	11-15-16	A–	2,305	2,274,920

Environmental & Facilities Service 0.13%					1,524,750

Blaze Recycling & Metals, Inc.,
Sr Sec Note (S)	10.875	07-15-12	B	1,605	1,524,750

Foreign Banks 0.97%					11,224,721

International Finance Corp.,
Sr Note (Australia) (D)	7.500	02-28-13	AAA	6,510	6,259,217

Landwirtsch Rentenbank,
Note (New Zealand) (D)	6.625	05-27-10	AAA	6,500	4,965,504

Foreign Government 21.74%					252,566,560

Austria, Republic of,
Note (New Zealand) (D)	6.000	09-26-08	AAA	4,960	3,849,736

Bonos Y Oblig Del Estado,
Bond (European Union) (D)	6.150	01-31-13	AAA	24,015	39,972,321
Bond (European Union) (D)	5.400	07-30-11	AAA	8,520	13,610,421

Canada Housing Trust,
Note (Canada) (D)	4.800	06-15-12	AAA	7,340	7,683,508

Colombia, Republic of,
Note	10.750	01-15-13	BBB–	11,900	14,666,750

France, Government of,
Bond (European Union) (D)	4.750	10-25-12	AAA	10,700	16,857,852

Germany, Federal Republic of,
Bond (European Union) (D)	5.000	01-04-12	AAA	8,590	13,633,374

Ireland, Government of,
Sr Bond (European Union) (D)	4.500	10-18-18	AAA	9,095	13,911,765

Mexican Bonos,
Bond Ser M-10 (Mexico) (D)	8.000	12-17-15	A+	58,980	5,672,132

Mexican States, United,
Bond	11.375	09-15-16	BBB+	3,800	5,358,000

New South Wales Treasury Corp.,
Bond (Australia) (D)	7.000	12-01-10	AAA	66,420	63,171,372

Ontario, Province of,
Bond (Canada) (D)	4.400	03-08-16	AA	9,625	9,826,199
Deb (Canada) (D)	4.500	03-08-15	AA	8,915	9,209,116
Note (New Zealand) (D)	6.375	10-12-10	AA	4,930	3,741,224
Note (New Zealand) (D)	6.250	06-16-15	AA	10,600	7,724,643

Quebec, Province of,
Deb (Canada) (D)	5.250	10-01-13	A+	22,160	23,678,147

See notes to financial statements

Annual report | Strategic Income Fund	15

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Gas Utilities 0.24%					$2,779,641

Southern Union Co.,
Jr Sub Note Ser A	7.200%	11-01-66	BB	$3,355	2,779,641

Health Care Equipment 0.17%					1,937,968

DASA Finance Corp.,
Note (S)	8.750	05-29-18	BB–	1,970	1,937,968

Health Care Facilities 0.66%					7,617,405

Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07-15-15	B	1,220	1,258,125

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	4,446	4,579,380

HealthSouth Corp.,
Gtd Sr Note (P)	10.829	06-15-14	CCC+	1,745	1,779,900

Health Care Supplies 0.12%					1,356,513

Bausch & Lomb, Inc.,
Sr Note (European Union) (D)(S)	9.875	11-01-15	B	1,295	1,356,513

Industrial Conglomerates 0.32%					3,693,375

Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10-17-17	BB–	3,675	3,693,375

Integrated Telecommunication Services 1.66%					19,266,100

Axtel SAB de CV,
Sr Note (S)	7.625	02-01-17	BB–	5,000	5,087,500

Cincinnati Bell, Inc.,
Sr Sub Note	8.375	01-15-14	B–	5,850	5,820,750

Citizens Communications Co.,
Sr Note (S)	7.125	03-15-19	BB	2,770	2,534,550

West Corp.,
Gtd Sr Sub Note (L)	11.000	10-15-16	B–	6,580	5,823,300

Investment Banking & Brokerage 0.94%					10,925,086

Institut Credito Oficial,
Sr Note (United Kingdom) (D)	5.000	12-07-09	AAA	4,430	8,699,489

Morgan Stanley Co.,
Sr Note (L)	6.000	04-28-15	AA–	2,305	2,225,597

Leisure Facilities 0.50%					5,782,950

AMC Entertainment, Inc.,
Sr Sub Note	8.000	03-01-14	CCC+	6,390	5,782,950

Life & Health Insurance 0.19%					2,257,938

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17
then variable) (S)	8.300	10-15-37	BB	2,585	2,257,938

Marine 0.35%					4,114,850

Navios Maritime Holdings, Inc.,
Sr Note (L)	9.500	12-15-14	B+	3,995	4,114,850

See notes to financial statements

16	Strategic Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Metal & Glass Containers 1.01%					$11,678,347

BWAY Corp.,
Gtd Sr Sub Note	10.000%	10-15-10	B–	$5,775	5,818,313

OI European Group BV,
Gtd Sr Note (European Union) (D)(S)	6.875	03-31-17	BB	1,715	2,548,034

Owens-Brockway Glass
Container, Inc.,
Gtd Sr Note	8.250	05-15-13	BB	3,200	3,312,000

Movies & Entertainment 0.25%					2,893,975

Marquee Holdings, Inc.,
Sr Disc Note Ser B	12.000	08-15-14	CCC+	3,595	2,893,975

Multi-Line Insurance 0.42%					4,860,900

Liberty Mutual Group,
Sr Note (10.75% to 6/38;
thereafter 3-mo LIBOR +
712 bps) (S)	10.750	06-15-58	BB+	4,910	4,860,900

Oil & Gas Equipment & Services 0.27%					3,107,813

Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03-01-17	B	3,315	3,107,813

Oil & Gas Storage & Transportation 0.99%					11,479,655

Markwest Energy Partners LP,
Gtd Sr Note	8.750	04-15-18	B+	1,395	1,461,263

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B+	7,135	7,447,156

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	2,510	2,571,236

Oil & Gas Exploration & Production 0.19%					2,157,100

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	CCC+	2,035	2,157,100

Other Diversified Financial Services 4.66%					54,146,941

CIT Group, Inc.,
Sr Note	5.000	02-13-14	A–	1,750	1,425,088

General Electric Capital Corp.,
Sr Bond (New Zealand) (D)	6.625	02-04-10	AAA	19,500	14,719,533

Independencia International Ltd.,
Gtd Sr Bond (S)	9.875	01-31-17	B	5,000	5,012,500

Inter-American Development Bank,
Sr Note Ser INTL (New Zealand) (D)	7.250	05-24-12	AAA	16,285	12,672,732
Sr Note Ser MPLE (Canada) (D)	4.250	12-02-12	AAA	13,560	13,879,075

Orascom Telecom Finance SCA,
Gtd Note (S)	7.875	02-08-14	B–	1,735	1,661,263

Snoqualmie Entertainment
Authority,
Sr Sec Note (S)	9.125	02-01-15	B	2,865	2,206,050

TAM Capital Inc.
Gtd Note	7.375	04-25-17	BB–	3,135	2,570,700

See notes to financial statements

Annual report | Strategic Income Fund	17

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Packaged Foods & Meats 0.66%					$7,692,750

Minerva Overseas Ltd.,
Gtd Note (S)	9.500%	02-01-17	B	$7,890	7,692,750

Paper Packaging 1.47%					17,096,888

Graphic Packaging
International, Inc.,
Gtd Sr Note (L)	8.500	08-15-11	B–	2,100	2,121,000
Sr Sub Note (L)	9.500	08-15-13	B–	5,550	5,591,625

Smurfit-Stone Container Corp.,
Sr Note	8.000	03-15-17	B–	2,265	1,953,563
Sr Note (L)	8.375	07-01-12	B–	7,990	7,430,700

Paper Products 0.75%					8,683,442

International Paper Co.,
Sr Note	7.950	06-15-18	BBB	2,990	3,000,354

New Page Corp.
Sr Note (S)	10.000	05-01-12	B–	2,540	2,705,100

Pope & Talbot, Inc.,
Deb (G)(L)(X)	8.375	06-01-13	D	3,000	337,500
Sr Note (G)(L)(X)	8.375	06-01-13	D	5,250	590,625

Verso Paper Holdings LLC,
Gtd Sr Note Ser B (L)	9.125	08-01-14	B+	1,995	2,049,863

Publishing 0.30%					3,425,000

R. H. Donnelley Corp.,
Sr Note Ser A-3	8.875	01-15-16	B–	5,000	3,425,000

Real Estate Management & Development 0.05%					582,000

OMEGA Healthcare Investors, Inc.,
Gtd Sr Note	7.000	04-01-14	BB+	600	582,000

Restaurants 0.71%					8,254,300

Landry’s Restaurants, Inc.
Gtd Sr Note Ser B	9.500	12-15-14	CCC+	8,380	8,254,300

Specialized Consumer Services 0.15%					1,781,745

Independencia International Ltd.,
Gtd Note (S)	9.875	05-15-15	B	1,775	1,781,745

Specialized Finance 1.17%					13,534,950

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	B–	10,835	9,209,750

HRP Myrtle Beach Operations, LLC
Note (S)	7.382	04-01-12	B+	4,915	4,325,200

Specialty Chemicals 0.31%					3,654,350

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B+	3,710	3,654,350

Steel 0.27%					3,098,323

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	3,813	3,098,323

Systems Software 0.55%					6,381,124

Oracle Corp.,
Sr Note	5.750	04-15-18	A	5,300	5,267,993

Vangent, Inc.
Gtd Sr Sub Note	9.625	02-15-15	B–	1,285	1,113,131

See notes to financial statements

18	Strategic Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Telecommunications-Telephone Companies 0.52%					$6,053,813

Sprint Capital Corp.,
Gtd Sr Note	8.375%	03-15-12	BB	$6,225	6,053,813

Thrifts & Mortgage Finance 9.92%					115,285,689

American Home Mortgage Assets,
CMO-REMIC Ser 2006-6 Class XP IO	3.400	12-25-46	BB	66,641	3,019,681

American Home Mortgage
Investment Trust,
Mtg Pass Thru Ser 2007-1
Class GIOP IO (P)	2.221	05-25-47	AAA	37,206	2,104,450

Banc of America Commercial
Mortgage, Inc.,
CMO-REMIC Ser 2006-5 Class A4	5.414	09-10-47	AAA	11,640	11,392,047

Citigroup/Deutsche Bank
Commercial Mortgage Trust,
CMO-REMIC Ser 2005-CD1 Class A4	5.400	07-15-44	AAA	10,270	10,097,391

Countrywide Alternative
Loan Trust,
CMO-REMIC Ser 2005-59 Class 2X
IO (P)	3.671	11-20-35	AAA	40,087	1,428,115
CMO-REMIC Ser 2006-0A10
Class XPP IO	1.916	08-25-46	AAA	26,774	995,667
CMO-REMIC Ser 2006-0A8 Class X IO	1.929	07-25-46	AAA	51,083	1,778,559
CMO-REMIC Ser 2007-0A8 Class X IO	2.000	06-25-47	Aaa	33,876	1,309,117

Crown Castle Towers LLC,
CMO-REMIC Ser 2006-1A- F	6.650	11-15-36	Ba1	3,210	2,819,882
CMO-REMIC Ser 2006-1A Class G (S)	6.795	11-15-36	Ba2	3,835	3,265,285

DB Master Finance LLC,
CMO-REMIC Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	500	435,655

Dominos Pizza Master Issuer LLC,
CMO-REMIC Ser 2007-1 Class M1 (S)	7.629	04-25-37	BB	5,660	4,386,500

Global Tower Partners Acquisition
Partners, LLC,
CMO-REMIC Sub Bond
Ser 2007-1A-G (S)	7.874	05-15-37	B2	1,840	1,637,672

Greenpoint Mortgage
Funding Trust,
CMO-REMIC Ser 2005-AR4
Class 4A2 (P)	2.752	10-25-45	AAA	6,719	3,860,124
CMO-REMIC Ser 2006-AR1
Class A2A (P)	2.762	02-25-36	AAA	3,882	2,576,773

Greenwich Capital Commercial
Funding Corp.,
CMO-REMIC Ser 2006-GG7 Class A4	6.112	07-10-38	AAA	9,865	10,022,922

HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2005-8 Class 1X
IO (P)	3.539	09-19-35	AAA	36,531	930,391
CMO-REMIC Ser 2006-SB1
Class A1A (P)	4.926	12-19-36	AAA	6,234	4,503,840
CMO-REMIC Ser 2007-3 Class ES
IO (G)(S)	0.351	05-19-47	Ba/BB	95,819	688,699

See notes to financial statements

Annual report | Strategic Income Fund	19

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2007-4 Class ES
IO (G)(S)	0.351%	07-19-47	Ba/BB	$96,141	$721,057
CMO-REMIC Ser 2007-6 Class ES
IO (G)	0.344	11-19-15	Ba/BB	66,843	480,432

HarborView NIM Corp.,
CMO-REMIC Ser 2007-3A-N1 (S)	6.654	05-19-37	A–	290	282,687

Indymac Index Mortgage
Loan Trust,
CMO-REMIC Ser 2005-AR18
Class 1X IO	3.191	10-25-36	AAA	90,602	2,092,900
CMO-REMIC Ser 2005-AR18
Class 2X IO	2.883	10-25-36	AAA	101,974	1,651,980

Lehman XS Trust,
CMO-REMIC Ser 2005-5N
Class 3A2 (P)	2.752	11-25-35	AAA	1,578	1,021,994
CMO-REMIC Ser 2006-2N
Class 1A2 (P)	2.733	02-25-46	AAA	6,288	3,925,736

Luminent Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-1
Class X IO	3.321	04-25-36	AAA	26,925	925,559

SBA CMBS Trust,
Sub Bond Ser 2006-1A
Class H (S)	7.389	11-15-36	Ba3	2,370	2,262,703
Sub Bond Ser 2006-1A
Class J (S)	7.825	11-15-36	B1	2,015	1,833,100

Suntrust Adjustable Rate Mortgage
Loan Trust,
CMO-REMIC Ser 2007-2-4A1	5.742	04-25-37	AAA	10,204	9,832,061

WAMU Mortgage Pass-Through
Certificates
CMO-REMIC Ser 2005-AR13
Class B1 (P)	2.993	10-25-45	AA+	5,283	2,717,471
CMO-REMIC Ser 2005-AR6
Class B1 (P)	2.993	04-25-45	AA+	8,364	4,493,982
CMO-REMIC Ser 2007-0A4
Class XPPP IO	1.058	04-25-47	Aaa	96,566	1,388,140
CMO-REMIC Ser 2007-0A5
Class 1XPP IO	1.082	06-25-47	Aaa	224,731	2,598,448
CMO-REMIC Ser 2007-0A6
Class 1XPP IO	1.062	07-25-47	Aaa	129,839	1,622,988

Wells Fargo Mortgage-Backed
Securities Trust,
CMO-REMIC Ser 2006-AR12-1A1	6.023	09-25-36	AAA	10,429	10,181,681

Tobacco 0.59%					6,870,100

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B+	6,670	6,870,100

See notes to financial statements

20	Strategic Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Wireless Telecommunication Services 2.28%					$26,601,654

Centennial Communications Corp.,
Sr Note	10.000%	01-01-13	CCC+	$6,955	6,955,000

Digicel Group Ltd.,
Sr Note (S)	8.875	01-15-15	CAA2	5,000	4,587,500

Grupo Iusacell SA de CV,
Sr Sec Note (G)(S)	10.000	12-31-13	CCC–	2,118	1,937,617

Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)	7.250	12-15-11	BBB–	6,750	7,202,649

Rural Cellular Corp.,
Sr Sub Note (P)	8.623	11-01-12	CCC	3,405	3,464,588
Sr Sub Note (P)	6.076	06-01-13	CCC	2,430	2,454,300

Issuer				Shares	Value
Common stocks 0.56%					$6,404,769

(Cost $7,422,771)

Casinos & Gaming 0.06%					689,194

Fontainebleau Las Vegas (B)(I)				67,568	689,194

Communications Equipment 0.01%					105,827

COLT Telecom Group SA				31,242	105,827

Integrated Telecommunication Services 0.14%					1,625,496

Chunghwa Telecom Co. Ltd. ADR				29,195	723,160

Deutsche Telekom AG ADR (I)				8,253	137,908

Manitoba Telecom Services, Inc. (I)				910	39,290

Versatel Telecom International NV (I)				590,005	725,138

Metal & Glass Containers 0.06%					675,502

Pactiv Corp. (I)				27,426	675,502

Paper Products 0.27%					3,110,404

Smurfit-Stone Container Corp. (I)				462,170	3,110,404

Wireless Telecommunication Services 0.02%					198,346

USA Mobility, Inc.				25,267	198,346

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.00%					$0

(Cost $968,602)

Marine 0.00%					0

Pacific & Atlantic Holdings, Inc.,
7.50% (B)(G)(I)			CCC	100,913	0

See notes to financial statements

Annual report | Strategic Income Fund	21

F I N A N C I A L  S T A T E M E N T S

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Tranche loans 0.65%					$7,523,617

(Cost $7,615,155)

Casinos & Gaming 0.41%					4,778,142

Great Canadian Gaming Corp.,
Tranche B (Fac LN318112),
02-14-14			B+	$4,888	4,778,142

Health Care Supplies 0.24%					2,745,475

Bausch & Lomb, Inc., Tranche EU
BOL(Fac LN3362716), 04-26-15			BB+	1,140	1,738,075

IM US Holdings LLC, 06-26-15			B–	1,095	1,007,400

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government & agency securities 17.53%					$203,461,915

(Cost $200,520,928)

Government U.S. 3.95%					45,802,263

United States Treasury,
Bond (L)	9.250%	02-15-16	AAA	$8,600	11,672,488
Bond (L)	8.125	08-15-19	AAA	5,225	6,952,108
Note (L)	4.875	08-15-16	AAA	8,795	9,354,995
Note (L)	4.750	05-15-14	AAA	6,000	6,393,750
Note (L)	4.250	11-15-13	AAA	11,015	11,428,922

Government U.S. Agency 13.58%					157,659,652

Federal Home Loan Mortgage Corp.,
CMO REMIC 3154-PM	5.500	05-15-34	AAA	13,002	12,749,669
CMO REMIC 3228-PL (G)	5.500	10-15-34	AAA	25,320	24,697,695

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.000	06-01-18	AAA	8,230	8,183,706
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	5,717	5,805,086
30 Yr Pass Thru Ctf	6.000	01-01-37	AAA	15,272	15,508,663
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	9,085	9,027,884
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	5,900	5,863,049
30 Yr Pass Thru Ctf	5.500	07-01-37	AAA	5,615	5,579,809
30 Yr Pass Thru Ctf	5.000	12-01-22	AAA	16,362	16,288,993
30 Yr Pass Thru Ctf	6.000	09-01-37	AAA	5,611	5,697,589
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	18,095	17,981,536
CMO-REMIC Ser 2006-117-PD	5.500	07-25-35	AAA	16,925	16,239,153
CMO-REMIC Ser 2006-65 TE	5.500	05-25-35	AAA	6,470	6,314,241
CMO-REMIC Ser 2006-84-MP	5.500	08-25-35	AAA	7,905	7,722,579

Issuer				Shares	Value
Warrants 0.00%					$3,085

(Cost $28,043)

Broadcasting & Cable TV 0.00%					3,085

Virgin Media, Inc. (I)				28,043	3,085

See notes to financial statements

22	Strategic Income Fund | Annual report

F I N A N C I A L S T A T E M E N T S

	Number of	Exercise	Expiration
Issuer	contracts	price	date	Value
Purchased options 0.38%				$4,391,764

(Cost $8,351,973)

Options — Puts & Calls 0.38%				4,391,764

Currency EUR (Call)	5,520,000	$1.20	Feb 2009	148,737
Comcast (Call)	7,000	25.00	Jan 2010	1,995,000
Currency CAD (Call)	27,607,000	1.30	Jan 2010	81,679
Currency CAD (Call)	27,607,000	1.30	Jan 2010	81,679
US Treasury Curve (Call)	500,000,000	0.97	Jan 2010	718,970
US Treasury Curve (Call)	500,000,000	1.01	Jan 2010	609,030
Currency CAD (Call)	137,000,000	1.30	Feb 2010	450,948
Currency CAD (Put)	27,890,000	1.30	Apr 2010	101,830
Currency CAD (Put)	55,500,000	1.30	Apr 2010	203,891

		Interest	Par value
Issuer, description, maturity date		rate	(000)	Value
Short-term investments 11.48%				$133,285,328

(Cost $133,285,328)

Joint Repurchase Agreement 2.73%				31,677,000

Joint Repurchase Agreement with Barclays Bank Plc dated
5-30-08 at 2.150% to be repurchased at $31,682,675 on
6-2-08, collateralized by $27,371,941 U.S. Treasury
Inflation Indexed Bond , 2.375% due 1-15-25
(valued at $32,310,540 including interest)		2.15%	$31,677	31,677,000

			Shares
Cash Equivalents 8.75%				101,608,328

John Hancock Cash Investment Trust (T)(W)		2.5216% (Y)	101,608,328	101,608,328

Total investments (Cost $1,242,758,810)† 108.15%				$1,255,654,279

Other assets and liabilities, net (8.15%)				($94,650,316)

Total net assets 100.00%				$1,161,003,963

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Annual report | Strategic Income Fund	23

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

Gtd Guaranteed

IO Interest only (carries notional principal amount)

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $3,481,164 or 0.30% of the Fund’s net assets as of May 31, 2008.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of May 31, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $169,827,020 or 14.6% of the Fund’s net assets as of May 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(X) Non-income producing, issuers are in bankruptcy and are in default of interest payments. The aggregate value of these bonds is $928,125 or 0.08% of the Fund’s net assets.

(Y) Represents current yield as of May 31, 2008.

† The cost of investments owned on May 31, 2008, including short-term investments, for Federal income tax purposes, was $1,247,971,485. Gross unrealized appreciation and depreciation of investments aggregated $51,810,759 and $44,127,965, respectively, resulting in net unrealized appreciation of $7,682,794.

See notes to financial statements

24	Strategic Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,141,150,482)
including $99,616,008 of securities loaned (Note 2)	$1,154,045,951
Investments in affiliated issuers, at value (Cost $101,608,328)	101,608,328

Total investments, at value (Cost $1,242,758,810)	1,255,654,279
Foreign currency at value (Cost $11,076,610)	11,271,775
Receivable for investments sold	2,345,023
Receivable for shares sold	1,901,241
Interest receivable	22,008,971
Receivable for forward foreign currency exchange contracts (Note 2)	20,906,550
Receivable from affiliates	101,992

Total assets	1,314,189,831

Liabilities

Due to custodian	3,187,115
Payable for investments purchased	16,627,309
Payable for shares repurchased	1,804,233
Payable upon return of securities loaned (Note 2)	101,608,328
Payable for forward foreign currency exchange contracts (Note 2)	28,320,914
Payable to affiliates
Management fees	356,426
Distribution and service fees	505,332
Other	281,633
Other payables and accrued expenses	494,578

Total liabilities	153,185,868

Net assets

Capital paid-in	1,340,383,319
Accumulated net realized loss on investments, financial futures contracts,
options written and foreign currency transactions	(167,255,043)
Net unrealized appreciation of investments, options written and translation
of assets and liabilities in foreign currencies	5,876,577
Accumulated net investment loss	(18,000,890)

Net assets	$1,161,003,963

See notes to financial statements

Annual report | Strategic Income Fund	25

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($765,279,178 ÷ 119,564,672 shares)	$6.40
Class B ($183,782,954 ÷ 28,712,167 shares)[1]	$6.40
Class C ($193,256,528 ÷ 30,195,235 shares)[1]	$6.40
Class I ($13,345,171 ÷ 2,085,367 shares)	$6.40
Class R1 ($5,340,132 ÷ 834,409 shares)	$6.40

Maximum offering price per share

Class A ($6.40 ÷ 95.5%)[2]	$6.70

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

26	Strategic Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest (net of foreign withholding taxes of $6,128)	$80,991,366
Securities lending	627,541
Income from affiliated issuers	140,776
Dividends (net of foreign withholding taxes of $3,981)	129,809

Total investment income	81,889,492

Expenses

Investment management fees (Note 3)	4,414,875
Distribution and service fees (Note 3)	6,407,795
Transfer agent fees (Note 3)	1,654,666
Accounting and legal services fees (Note 3)	132,653
Custodian fees	373,384
Printing fees	133,186
Blue sky fees	133,093
Professional fees	75,202
Trustees’ fees	69,211
Miscellaneous	115,948

Total expenses	13,510,013
Less expense reductions (Note 3)	(33,973)

Net expenses	13,476,040

Net investment income	68,413,452

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	30,891,991
Financial futures contracts	2,275,321
Options written	2,402,261
Foreign currency transactions	(41,056,102)
(5,486,529)
Change in net unrealized appreciation (depreciation) of
Investments	(23,774,873)
Options written	1,767,118
Translation of assets and liabilities in foreign currencies	4,348,440
(17,659,315)
Net realized and unrealized loss	(23,145,844)

Increase in net assets from operations	$45,267,608

See notes to financial statements

Annual report | Strategic Income Fund	27

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-07	5-31-08
Increase (decrease) in net assets

From operations
Net investment income	$61,667,875	$68,413,452
Net realized gain (loss)	48,904,569	(5,486,529)
Change in net unrealized appreciation (depreciation)	(36,295,290)	(17,659,315)

Increase in net assets resulting from operations	74,277,154	45,267,608

Distributions to shareholders
From net investment income
Class A	(41,990,068)	(47,317,211)
Class B	(13,262,113)	(11,375,442)
Class C	(11,092,530)	(11,050,962)
Class I	(795,878)	(839,451)
Class R1	(204,704)	(305,531)
From net realized gain
Class A	(28,489,759)	(6,591,547)
Class B	(10,221,249)	(1,786,139)
Class C	(8,729,639)	(1,726,787)
Class I	(525,017)	(93,727)
Class R1	(148,114)	(47,581)
	(115,459,071)	(81,134,378)
From Fund share transactions (Note 4)	(148,238,783)	(68,051,893)

Total decrease	(189,420,700)	(103,918,663)

Net assets

Beginning of year	1,454,343,326	1,264,922,626

End of year[1]	$1,264,922,626	$1,161,003,963

1 Includes accumulated net investment income (loss) of $629,991 and ($18,000,890), respectively.

See notes to financial statements

28	Strategic Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08
Per share operating performance

Net asset value, beginning of year	$7.08	$6.69	$6.99	$6.81	$6.61
Net investment income[1]	0.35	0.31	0.30	0.32	0.40
Net realized and unrealized
gain (loss) on investments	(0.19)	0.39	—	0.07	(0.15)
Total from investment operations	0.16	0.70	0.30	0.39	0.25
Less distributions
From net investment income	(0.40)	(0.36)	(0.34)	(0.35)	(0.40)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	(0.06)
Total distributions	(0.55)	(0.40)	(0.48)	(0.59)	(0.46)
Net asset value, end of year	$6.69	$6.99	$6.81	$6.61	$6.40
Total return (%)[2]	2.23	10.58	4.38	5.98	3.93

Ratios and supplemental data

Net assets, end of year
(in millions)	$657	$764	$818	$784	$765
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.90	0.88	0.87	0.90
Expenses net of all fee waivers, if any	0.90	0.90	0.88	0.87	0.90
Expenses net of all fee waivers and credits	0.90	0.90	0.88	0.87	0.90
Net investment income	5.10	4.48	4.26	4.80	6.00
Portfolio turnover (%)	42	29	52	118	52

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

See notes to financial statements

Annual report | Strategic Income Fund	29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08
Per share operating performance

Net asset value, beginning of year	$7.08	$6.69	$6.99	$6.81	$6.61
Net investment income[1]	0.31	0.26	0.25	0.27	0.35
Net realized and unrealized
gain (loss) on investments	(0.20)	0.39	0.01	0.07	(0.14)
Total from investment operations	0.11	0.65	0.26	0.34	0.21
Less distributions
From net investment income	(0.35)	(0.31)	(0.30)	(0.30)	(0.36)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	(0.06)
Total distributions	(0.50)	(0.35)	(0.44)	(0.54)	(0.42)
Net asset value, end of year	$6.69	$6.99	$6.81	$6.61	$6.40
Total return (%)[2]	1.52	9.81	3.67	5.27	3.21

Ratios and supplemental data

Net assets, end of year
(in millions)	$529	$460	$350	$242	$184
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	1.60	1.57	1.54	1.60
Expenses net of all fee waivers, if any	1.60	1.60	1.57	1.54	1.60
Expenses net of all fee waivers and credits	1.60	1.60	1.57	1.54	1.60
Net investment income	4.41	3.79	3.57	4.12	5.27
Portfolio turnover (%)	42	29	52	118	52

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

See notes to financial statements

30	Strategic Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08
Per share operating performance

Net asset value, beginning of year	$7.08	$6.69	$6.99	$6.81	$6.61
Net investment income[1]	0.31	0.26	0.25	0.27	0.35
Net realized and unrealized
gain (loss) on investments	(0.20)	0.39	—	0.07	(0.14)
Total from investment operations	0.11	0.65	0.25	0.34	0.21
Less distributions
From net investment income	(0.35)	(0.31)	(0.29)	(0.30)	(0.36)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	(0.06)
Total distributions	(0.50)	(0.35)	(0.43)	(0.54)	(0.42)
Net asset value, end of year	$6.69	$6.99	$6.81	$6.61	$6.40
Total return (%)[2]	1.52	9.81	3.65	5.24	3.21

Ratios and supplemental data

Net assets, end of year
(in millions)	$279	$282	$270	$219	$193
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60	1.60	1.58	1.57	1.60
Expenses net of all fee waivers, if any	1.60	1.60	1.58	1.57	1.60
Expenses net of all fee waivers and credits	1.60	1.60	1.58	1.57	1.60
Net investment income	4.39	3.79	3.56	4.10	5.29
Portfolio turnover (%)	42	29	52	118	52

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

See notes to financial statements

Annual report | Strategic Income Fund	31

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08
Per share operating performance

Net asset value, beginning of year	$7.08	$6.69	$6.99	$6.81	$6.61
Net investment income[1]	0.34	0.33	0.32	0.34	0.42
Net realized and unrealized
gain (loss) on investments	(0.17)	0.39	0.01	0.07	(0.14)
Total from investment operations	0.17	0.72	0.33	0.41	0.28
Less distributions
From net investment income	(0.41)	(0.38)	(0.37)	(0.37)	(0.43)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	(0.06)
Total distributions	(0.56)	(0.42)	(0.51)	(0.61)	(0.49)
Net asset value, end of year	$6.69	$6.99	$6.81	$6.61	$6.40
Total return (%)[2]	2.41	11.00	4.78	6.38	4.33

Ratios and supplemental data

Net assets, end of year
(in millions)	$1	$4	$13	$16	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	0.53	0.49	0.49	0.51
Expenses net of all fee waivers, if any	0.48	0.53	0.49	0.49	0.51
Expenses net of all fee waivers and credits	0.48	0.53	0.49	0.49	0.51
Net investment income	5.14	4.85	4.64	5.19	6.35
Portfolio turnover (%)	42	29	52	118	52

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

See notes to financial statements

32	Strategic Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	5-31-04[1]	5-31-05	5-31-06	5-31-07	5-31-08
Per share operating performance

Net asset value, beginning of year	$6.83	$6.69	$6.99	$6.81	$6.61
Net investment income[2]	0.26	0.29	0.28	0.29	0.37
Net realized and unrealized
gain (loss) on investments	0.05	0.39	—	0.07	(0.14)
Total from investment operations	0.31	0.68	0.28	0.36	0.23
Less distributions
From net investment income	(0.30)	(0.34)	(0.32)	(0.32)	(0.38)
From net realized gain	(0.15)	(0.04)	(0.14)	(0.24)	(0.06)
Total distributions	(0.45)	(0.38)	(0.46)	(0.56)	(0.44)
Net asset value, end of year	$6.69	$6.99	$6.81	$6.61	$6.40
Total return (%)[3]	4.42[4]	10.36	4.07	5.58	3.46

Ratios and supplemental data

Net assets, end of year
(in millions)	—[5]	$1	$4	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[6]	1.08	1.19	1.26	1.35
Expenses net of all fee waivers, if any	1.38[6]	1.08	1.19	1.26	1.35
Expenses net of all fee waivers and credits	1.38[6]	1.08	1.19	1.26	1.35
Net investment income	4.66[6]	4.29	4.00	4.44	5.54
Portfolio turnover (%)	42	29	52	118	52

1 Class R1 shares began operations on 8-5-03.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

See notes to financial statements

Annual report | Strategic Income Fund	33

Notes to financial statements

Note 1 Organization

John Hancock Strategic Income Fund (the Fund) is a diversified series of John Hancock Strategic Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M.., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of

34	Strategic Income Fund | Annual report

such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained as such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates

Annual report | Strategic Income Fund	35

is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2008.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by

36	Strategic Income Fund | Annual report

the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the year ended May 31, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	110,631,129	$687,381
Options written	319,732,609	1,937,754
Options closed	(90,110,500)	(466,637)
Options exercised	(148,417,900)	(875,329)
Options expired	(191,835,338)	(1,283,169)
Outstanding, end of period	—	—

The Fund had no outstanding written options on May 31, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to

Annual report | Strategic Income Fund	37

Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund had no open financial futures contracts on May 31, 2008.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At May 31, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

38	Strategic Income Fund | Annual report

Open forward foreign currency contracts as of May 31, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Australian Dollar	$173,000,000	Jun 2008	$3,412,537
Canadian Dollar	195,134,964	Jun 2008	4,426,564
Euro	100,880,000	Jun 2008	(840,240)
Pound Sterling	73,859,489	Jun 2008	(241,278)
Japanese Yen	28,217,807,775	Jun 2008	(13,291,028)
			($6,533,445)

Sells
Australian Dollar	($173,650,000)	Jun 2008	($5,434,066)
Canadian Dollar	(352,075,499)	Jun 2008	(6,977,241)
Euro	(179,340,000)	Jun 2008	197,668
Pound Sterling	(81,796,288)	Jun 2008	(208,846)
New Zealand Dollar	(75,700,000)	Jun 2008	1,174,183
Japanese Yen	(28,217,807,775)	Jun 2008	10,367,383
			($880,919)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $156,593,153 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2009 — $19,893,294, May 31, 2010 —$54,670,046, May 31, 2011 — $29,326,320, May 31, 2012 — $24,542,934, May 31, 2013 — $21,276,412, May 31, 2015 —$6,219,755 and May 31, 2016 — $664,392. Net capital losses of $1,603,627 are attributable to security transactions incurred after October 31, 2007, are treated as arising on June 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in

Annual report | Strategic Income Fund	39

developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of May 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $115,459,071. During the year ended May 31, 2008, the tax character of distributions paid was as follows: ordinary income $81,134,378. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2008, the components of distributable earnings on a tax basis included $11,405,901 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to certain foreign currency transactions, accounting for amortization and accretion on debt securities and short-term gain distributions treated as ordinary income for tax purposes.

Note 3

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $650,000,000. The effective rate for the management fee is 0.37% of the Fund’s average daily net asset value for the year ended May 31, 2008. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

40	Strategic Income Fund | Annual report

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2008, JH Funds received net up-front sales charges of $756,192 with regard to sales of Class A shares. Of this amount, $82,701 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $601,769 was paid as sales commissions to unrelated broker-dealers and $71,722 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2008, CDSCs received by JH Funds amounted to $307,565 for Class B shares and $13,208 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015%, 0.015%, 0.015%, 0.04% and 0.05%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account, $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $16.00 for each Class R1 shareholder account.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended May 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $33,973 for transfer agent credits earned.

Class level expenses for the year ended May 31, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$1,067,629	$2,285,925
Class B	292,685	2,073,690
Class C	280,142	2,008,481
Class I	6,516	—
Class R1	7,694	39,699
Total	$1,654,666	$6,407,795

The Fund has an agreement with the Adviser and affiliates to perform necessary tax,

Annual report | Strategic Income Fund	41

accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $132,653 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended May 31, 2007, and May 31, 2008, along with the corresponding dollar value.

		Year ended 5-31-07	Year ended 5-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	25,756,063	$172,368,145	23,719,757	$154,097,965
Distributions reinvested	8,207,929	54,550,623	6,374,651	41,367,390
Repurchased	(35,524,872)	(237,529,432)	(29,121,694)	(190,757,772)
Net increase (decrease)	(1,560,880)	($10,610,664)	972,714	$4,707,583

Class B shares

Sold	1,986,338	$13,302,408	2,507,579	$16,278,993
Distributions reinvested	2,477,413	16,463,382	1,401,423	9,095,491
Repurchased	(19,327,005)	(129,305,717)	(11,749,897)	(76,819,988)
Net decrease	(14,863,254)	($99,539,927)	(7,840,895)	($51,445,504)

Class C shares

Sold	3,374,345	$22,633,275	4,200,528	$27,266,898
Distributions reinvested	2,208,721	14,671,775	1,417,360	9,197,786
Repurchased	(12,054,567)	(80,555,466)	(8,534,901)	(55,879,679)
Net decrease	(6,471,501)	($43,250,416)	(2,917,013)	($19,414,995)

Class I shares

Sold	1,194,602	$8,016,640	1,082,256	$7,012,902
Distributions reinvested	164,931	1,094,720	125,387	813,461
Repurchased	(833,969)	(5,557,700)	(1,539,549)	(10,057,900)
Net increase (decrease)	525,564	$3,553,660	(331,906)	($2,231,537)

Class R1 shares

Sold	347,952	$2,322,655	351,809	$2,285,415
Distributions reinvested	52,523	348,916	54,443	353,329
Repurchased	(158,876)	(1,063,007)	(353,625)	(2,306,184)
Net increase	241,599	$1,608,564	52,627	$332,560

Net decrease	(22,128,472)	($148,238,783)	(10,064,473)	($68,051,893)

42	Strategic Income Fund | Annual report

Note 5

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2008, aggregated $414,515,324 and $529,583,433, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $195,729,246 and $193,997,978, respectively, during the year ended May 31, 2008.

Annual report | Strategic Income Fund	43

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Strategic Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Strategic Income Fund (the Fund) at May 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2008

44	Strategic Income Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2008.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Strategic Income Fund	45

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: Strategic Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Strategic Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and

46	Strategic Income Fund | Annual report

compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was higher than the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Aggregate Bond Index. The Board also noted that the performance of the Fund for the 1-, 3- and 5-year periods was higher than the benchmark index and lower than the median of its Category and Peer Group. The Adviser provided year-to-date information, which showed improvement in the Fund’s performance, and information to the Board regarding factors contributing to the Fund’s performance results, as well as changes made to the structure of the portfolio designed to improve performance. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was appreciably lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and

Annual report | Strategic Income Fund	47

the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

48	Strategic Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	54

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	54

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	54

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	1996	54

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Annual report | Strategic Income Fund	49

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	1996	54

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	54

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	257

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since March 2007); Director and Executive Vice President,
John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC
(the Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC
(The Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

50	Strategic Income Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member,
Investment Company Institute Sales Force Marketing Committee (since 2003); President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC
(until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | Strategic Income Fund	51

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Executive Vice President and Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since June 2007); Director, Executive
Vice President and Chief Operating Officer, John Hancock Investment Management Services, LLC
(since December 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since June 2007); Director, Executive Vice President and
Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007);
Director, Executive Vice President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC Global (U.S.)
(2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(2005 until June 2007); Vice President and General Manager, John Hancock Fixed Annuities, U.S. Wealth
Management (2004–2005); Vice President, Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

52	Strategic Income Fund | Annual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York Mellon	K&L Gates LLP
601 Congress Street	One Wall Street	One Lincoln Street
Boston, MA 02210-2805	New York, NY 10286	Boston, MA 02111-2950

Subadviser	Transfer agent	Independent registered public
MFC Global Investment	John Hancock Signature	accounting firm
Management (U.S.), LLC	Services, Inc.	PricewaterhouseCoopers LLP
101 Huntington Avenue	P.O. Box 9510	125 High Street
Boston, MA 02199	Portsmouth, NH 03802-9510	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Annual report | Strategic Income Fund	53

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Fund.	9100A	5/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		7/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $36,200 for the fiscal year ended May 31, 2008 and $36,200 for the fiscal year ended May 31, 2007. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended May 31, 2008 and fiscal year ended May 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $5,750 for the fiscal year ended May 31, 2008 and $5,750 for the fiscal year ended May 31, 2007. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended May 31, 2008 and fiscal year ended May 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2007, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,352,298 for the fiscal year ended May 31, 2008, and $3,264,859 for the fiscal year ended May 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore- Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein President and Chief Executive Officer

Date: July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 21, 2008